Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Net cash flow from operating activities
Net loss	$ (1,108,910)	$ (805,910)	$ (2,264,560)	$ (12,452,260)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	114,024	58,573	273,162	586,502
Amortization	131,458	17,958	85,329	206,936
Share-based compensation expense	136,986	280,764	1,064,086	887,173
Amortization of debt discount	86,734
Gain on settlement of note payable			(15,000)
Loss on disposal of equipment	28,446		97,841
Provision for bad debt	14,401	63,189	38,409	167,315
Impairment of inventories				168,795
Impairment of property, plant and equipment				5,320,074
Impairment of deposit				60,000
Impairment of intangible assets				3,084,892
Income tax benefit related to WEBA acquisition			(1,030,000)
Changes in operating assets and liabilities:
Accounts receivable, net	(45,490)	(12,512)	155,480	(189,165)
Prepaid expenses	6,694	30,893	164,332	41,281
Inventories	(761,063)	7,702	(263,733)	18,093
Deposits		(5,348)	(360,347)	(5,980)
Accounts payable and accrued expenses	886,638	(16,197)	(914,177)	(121,723)
Due to related parties	(4,375)	(6,883)	(28,214)	(28,095)
Net cash used in operating activities	(514,457)	(387,771)	(2,997,392)	(2,256,162)
Cash flows from investing activities
Cash paid for acquisitions, net of cash received			(96,754)
Cash - restricted			(76,552)
Purchases of property, plant and equipment	(318,692)	(13,605)	(2,209,665)	(173,874)
Cash paid for noncontrolling interests in RS&T	(129,500)
Net cash used in investing activities	(448,192)	(13,605)	(2,382,971)	(173,874)
Cash flows from financing activities
Repayment of notes payable	(21,410)	(3,552)	(142,491)	(6,904)
Repayment of capital lease obligations	(943)	(3,861)	(9,754)	(325,668)
Proceeds for issuance of notes payable, net of offering costs			2,733,128
Proceeds from sale of common stock, net		2,936,792	2,936,792	3,544,448
Net cash (used in) provided by financing activities	(22,353)	2,929,379	5,517,675	3,211,876
Net change in cash	(985,002)	2,528,003	137,312	781,840
Cash at beginning of the period	1,413,999	1,276,687	1,276,687	494,847
Cash at end of the period	428,997	3,804,690	1,413,999	1,276,687
Supplemental disclosure of cash flow information
Interest paid during period	9,177	2,312	25,876	160,937
Income taxes paid during period	756	687	9,948	10,374
Supplemental disclosure of non-cash investing and financing activities
Acquisition of equipment with notes payable		32,510	436,081
Payment of contingent acquisition obligation with restricted cash	$ 17,899
Acquisition of equipment included in accounts payable			58,950
Notes payable issued in connection with business combination			2,650,000
Common Stock issued in connection with business combination			562,500	5,600
Extinguishment of capital lease				877,449
Relative fair value of warrants to purchase Common Stock issued in connection with promissory notes			324,872
Note payable proceeds committed and held in escrow			$ 50,000